Offerings	Dec. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock: Omnibus Plan
Amount Registered | shares	7,800,000
Proposed Maximum Offering Price per Unit	3.58
Maximum Aggregate Offering Price	$ 27,924,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,856.30
Offering Note	(1) This Registration Statement is being filed with the Securities and Exchange Commission (the "SEC") to register 7,800,000 shares of common stock, par value $0.01 per share ("Common Stock"), that may be issued under the Clipper Realty Inc. 2025 Omnibus Incentive Compensation Plan (the "Omnibus Plan") and 300,000,000 shares of Common Stock that may be issued under the Clipper Realty Inc. 2025 Non-Employee Director Plan (the "Director Plan," and collectively with the Omnibus Plan, the "Plans"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional securities which may be issued pursuant to the Plans to prevent dilution from stock splits, stock dividends, recapitalizations or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock: Director Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	3.58
Maximum Aggregate Offering Price	$ 10,740,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,483.19
Offering Note	Estimated, in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee, based upon the average of the high and low prices per share of Common Stock on the New York Stock Exchange on December 2, 2025.